REVENUES - Lease Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue [abstract]
Operating lease income	$ 1,400	$ 1,694
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	2,702	2,113
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	918	964
2 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	1,013	954
5+ years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 771	$ 195